Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the years ended December 31, 2024 and 2023.

	2024			2023
	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions
Unvested shares at January 1	4,942	71.82	355	4,793	69.16	331
Granted
Restricted awards	1,560	80.95	126	1,627	72.30	118
Performance awards	771	77.99	60	698	72.06	50
Vested	(1,902)	73.76	(140)	(1,985)	65.70	(130)
Forfeited	(204)	75.72	(15)	(191)	73.66	(14)
Unvested shares at December 31	5,167	74.63	386	4,942	71.82	355

Summary of shares authorized
The below table summarizes the number of shares authorized under the plans as of December 31, 2024.

(thousands)	Authorized shares
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan(1)	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Total	22,250
(1)    No grants under the Deferred Bonus Stock Plan were made in 2024, 2023 or 2022.